Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 40,800	$ 47,092
Depreciation	8,925	8,181
Ending balance	44,837	40,800
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	49,672	52,156
Additions	10,997	6,806
Disposals	(1,906)	(3,767)
Translation	3,817	(5,523)
Ending balance	62,580	49,672
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	8,872	5,064
Depreciation	8,925	8,181
Disposals	(1,185)	(2,735)
Translation	1,131	(1,638)
Ending balance	17,743	8,872
Revenue-Producing Assets
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	60	88
Ending balance		60
Revenue-Producing Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	84	117
Additions		3
Disposals	(84)	(40)
Translation		4
Ending balance		84
Revenue-Producing Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	24	29
Depreciation		16
Disposals	(24)	(22)
Translation		1
Ending balance		24
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	7,339	9,563
Ending balance	7,173	7,339
Furniture and Fixtures | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,356	11,099
Additions	2,724	1,536
Disposals	(571)	(2,762)
Translation	988	(517)
Ending balance	12,497	9,356
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,017	1,536
Depreciation	3,198	3,023
Disposals	(301)	(1,971)
Translation	410	(571)
Ending balance	5,324	2,017
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,388	12,446
Ending balance	16,753	13,388
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,627	14,589
Additions	8,273	5,267
Disposals	(1,251)	(965)
Translation	506	(264)
Ending balance	26,155	18,627
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,239	2,143
Depreciation	4,764	4,144
Disposals	(860)	(742)
Translation	259	(306)
Ending balance	9,402	5,239
Building
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	20,013	24,995
Ending balance	20,911	20,013
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21,605	26,351
Translation	2,323	(4,746)
Ending balance	23,928	21,605
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,592	1,356
Depreciation	963	998
Translation	462	(762)
Ending balance	$ 3,017	$ 1,592